Summary of Significant Accounting Policies and Other Items - Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies and Other Items
Balance at Beginning of Period	$ 4,770	$ 3,184	$ 841
Expense (recovery)	1,259	1,851	2,343
Write off	(103)	(265)
Other	(41)
Balance at End of Period	$ 5,885	$ 4,770	$ 3,184